UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
June 30, 2003

Check here is amendment [   ]  Amendment Number:
This Amendment 		[   ]  is a restatement
				[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Presidio Management
Address:	44 Montgomery Street, Suite 2110
		San Francisco, CA 94104

Form 13F File Number:  28-7848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		William J. Brady
Title:	General Partner
Phone:	415-433-0610

Signature, Place and Date of Signing:

William J. Brady	San Francisco, CA		August 11, 2003








Report Type	(Check only one.):
[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  107

Form 13F Information Table Value Total:  $106,099 (thousands)

List of Other Included Managers:  None

Provide a numbered list of the names(s) and Form 13F file
number(s) of all institutional investment managers with
respect to which this report is filed, other than the
manager filing this report.   NONE


Form 13F Information Table:

(1)                (2)    (3)         (4)         (5)     (6)    (7)   (8)
                                    Value       Total  Invstmnt Other  Voting
Name of Issuer  Class   CUSIP     (in $000's)   shares  DSCRETN  Mgr  Authrty

ABN Amro        Pref    00372P203       475     19,000    Sole   n/a     none
Atlantic Coast  Common  048396105       266     20,000    Sole   n/a     none
Andrx Group     Common  034553107     1,796     90,000    Sole   n/a     none
Advance PCS     Common  00790K109     1,913     50,000    Sole   n/a     none
Agile Software  Common  00846X105     4,820    500,000    Sole   n/a     none
Apart Invst Tst Pref    03748R846       136      5,000    Sole   n/a     none
Alaris Medical  Common  011637105	  3,626    280,000    Sole   n/a     none
Aphton Corp     Common  03759P101     3,052    370,000    Sole   n/a     none
Apollo Group    Common  037604105     2,472     40,000    Sole   n/a     none
Bombay          Common  097924104     2,657    250,000    Sole   n/a     none
BEA Systems     Common  073325102     2,178    200,000    Sole   n/a     none
Bennett Environ Common  081906109     3,430    313,000    Sole   n/a     none
Brocade         Common  111621108     2,364    400,000    Sole   n/a     none
Cable & Assoc   Pref    124830308       274      5,000    Sole   n/a     none
Cardiac Science Common  141410209       245     91,043    Sole   n/a     none
Career Educ.    Common  141665109     2,732     40,000    Sole   n/a     none
Central Pet     Common  153527106     2,692    112,000    Sole   n/a     none
Citigroup       Pref    173066200       154      6,000    Sole   n/a     none
Countrywide Fin Pref    22238D206       206      8,000    Sole   n/a     none
Ciena           Common  171779101     2,455    475,000    Sole   n/a     none
Columbia Labs   Common  197779101     1,687    150,000    Sole   n/a     none
Corinthian Coll Common  218868107     2,415     50,000    Sole   n/a     none
Corts-Disney    Pref    22082D205       267     10,000    Sole   n/a     none
Corts-Safeco    Pref    22081S203       266     10,000    Sole   n/a     none
Corts-Sunamer.  Pref    22082A201       272     10,000    Sole   n/a     none
Curative Health Common  231264102     2,113    125,000    Sole   n/a     none
Develop Realty  Pref    251591806       253     10,000    Sole   n/a     none
Develop Realty  Pref    251591830        39      1,500    Sole   n/a     none
DST Systems     Common  233326107     3,420     90,000    Sole   n/a     none
Edison          Pref    209115203       278     10,000    Sole   n/a     none
Education Mgmt  Common  28139T101     2,652     50,000    Sole   n/a     none
Entergy Arkans  Pref    29364D795       218      8,000    Sole   n/a     none
Equity Office   Pref    294741871       432     15,600    Sole   n/a     none
Equity Resident Pref    29476L107       188      7,500    Sole   n/a     none
Eresearch       Common  29481V108     2,793    125,000    Sole   n/a     none
Evergreen       Pref    30024Y104       300     15,000    Sole   n/a     none
Faro            Common  311642101       354     50,000    Sole   n/a     none
Findwhat.com    Common  317794105     5,733    300,000    Sole   n/a     none
Financial Sec   Pref    31769P506       214      8,000    Sole   n/a     none
First Republic  Pref    336163605       150      6,000    Sole   n/a     none
Ford Motor      Pref    345370852       247     10,000    Sole   n/a     none
General Elec    Pref    369622527       271     10,000    Sole   n/a     none
General Elec    Pref    369622519       188      7,500    Sole   n/a     none
General Motors  Pref    370442717       100      4,000    Sole   n/a     none
Georgia Power   Pref    37333R308       412     15,000    Sole   n/a     none
Global Indus.   Common  379336100     1,494    310,000    Sole   n/a     none
GreyWolf        Common  397888108     3,030    750,000    Sole   n/a     none
Hancock         Pref    41013W108       259     10,000    Sole   n/a     none
Harman Int'l    Common  413086109     2,374     30,000    Sole   n/a     none
High Yield Fund Pref    219932100        75      5,000    Sole   n/a     none
Impac Medical   Common  45255A104     3,602    170,000    Sole   n/a     none
Informatica     Common  45666Q102     1,246    180,000    Sole   n/a     none
ING Group NV    Pref    456837301       191      7,000    Sole   n/a     none
ING Group NV    Pref    456837202       271     10,000    Sole   n/a     none
Joseph Banks    Common  480838101     3,019     90,000    Sole   n/a     none
JP Morgan Chase Pref    46626V207       499     20,000    Sole   n/a     none
Key Energy      Common  492914106     1,681    156,800    Sole   n/a     none
Kimco Realty    Pref    49446R869       180      7,000    Sole   n/a     none
King Pharma.    Common  495582108     2,288    155,000    Sole   n/a     none
Lab One         Common  50540L105     4,352    201,850    Sole   n/a     none
Lehman Bros.    Pref    52519Y209       265     10,000    Sole   n/a     none
Liquid Metal    Common  53634X100       592     80,000    Sole   n/a     none
Mathstar        Pref    576801104     1,000    285,715    Sole   n/a     none
Maverick Tube   Common  577914104     1,704     89,000    Sole   n/a     none
MBNA            Pref    55266J200       266     10,000    Sole   n/a     none
Medix Resources Common  585011109       662  2,012,400    Sole   n/a     none
Microstrategy   Pref    594972AA9     3,876     34,150    Sole   n/a     none
Molecular Diag. Common  60851R104     1,896  5,423,515    Sole   n/a     none
Morgan Stanley  Pref    617460209       259     10,000    Sole   n/a     none
Mothers Work    Common  619903107       937     35,000    Sole   n/a     none
MTR Gaming      Common  553769100     1,145    148,700    Sole   n/a     none
National Rural  Pref    637432709       159      6,000    Sole   n/a     none
Netegrity       Common  64110P107     5,990  1,000,000    Sole   n/a     none
Netscreen       Common  64117V107     5,141    230,000    Sole   n/a     none
Newpark         Common  651718504     1,507    275,000    Sole   n/a     none
Nuveen          Common  67072C105       159     10,000    Sole   n/a     none
Nuveen          Pref    67071S101       159     10,000    Sole   n/a     none
Odyssey Health  Common  67611V101     4,810    130,000    Sole   n/a     none
Oil States Intl Common  678026105     1,634    135,000    Sole   n/a     none
Omnivision Tech Common  682128103     1,712     55,000    Sole   n/a     none
Option Care     Common  683948103     4,719    410,000    Sole   n/a     none
Penn National   Common  707569109       257     14,000    Sole   n/a     none
Petco           Common  716016209     5,227    240,000    Sole   n/a     none
Pimco Corp      Common  72201B101       167     10,000    Sole   n/a     none
Pimco Corp      Pref    722014107       296     20,000    Sole   n/a     none
Regeneration    Common  75886N100     4,487    339,900    Sole   n/a     none
Riverstone Net  Common  769320102       293    250,000    Sole   n/a     none
Select Comfort  Common  81816X103     2,698    164,000    Sole   n/a     none
Select Medical  Common  816196109     6,952    280,000    Sole   n/a     none
Superior Energy Common  868157108       948    100,000    Sole   n/a     none
Scientific Game Common  80874P109     1,365    146,000    Sole   n/a     none
Scudder Rreef   Common  81119Q100       166     10,000    Sole   n/a     none
Staar Surgical  Common  852312305     2,025    175,000    Sole   n/a     none
Teva Pharma     Common  881624209       285      5,000    Sole   n/a     none
Ultimate Elect. Common  903849107     1,148     90,000    Sole   n/a     none
U of P - Apollo Common  037604204     2,313     46,000    Sole   n/a     none
US Bancorp      Pref    90335U209       301     11,000    Sole   n/a     none
United Surgical Common  913016309     2,471    109,500    Sole   n/a     none
Valence Tech    Common  918914102       419    140,000    Sole   n/a     none
Verisign        Common  92343E102     2,896    210,000    Sole   n/a     none
Verizon New Eng Pref    92344R201       208      7,500    Sole   n/a     none
Virginia Power  Pref    928083203       277     10,000    Sole   n/a     none
Vistacare       Common  92839Y109       734     30,000    Sole   n/a     none
Wachovia Bank   Pref    92977V206       167      6,000    Sole   n/a     none
Waste Connects  Common  941053100     3,295     94,000    Sole   n/a     none
XL Capital      Pref    G98255303       206      7,500    Sole   n/a     none
Zions Capital   Pref    989703202       140      5,000    Sole   n/a     none